Earnings per Share	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Earnings per Share
15.	Earnings per Share

Basic earnings per common share is presented under the two-class method and is computed by dividing the earnings applicable to common stockholders by the weighted average number of common shares outstanding for the period.

Under the two class method, net income, if any, is first reduced by the amount of dividends declared in respect of common shares for the current period, if any, and the remaining earnings are allocated to common shares and participating securities to the extent that each security can share the earnings assuming all earnings for the period are distributed. The Class B common shareholders’ dividend rights are subordinated to those of holders of Class A common shares (see note 11). Net income for the relevant period is allocated based on the contractual rights of each class of security and as there was insufficient net income to allow any dividend on the Class B common shares no earnings were allocated to Class B common shares.

Losses are only allocated to participating securities in a period of net loss if, based on the contractual terms, the relevant common shareholders have an obligation to participate in such losses. No such obligation exists for Class B common shareholders and, accordingly, losses would only be allocated to the Class A common shareholders.

At December 31, 2016, there were 500,000 restricted stock units granted and unvested as part of management’s equity incentive plan. As of December 31, 2016 only Class A and B common shares are participating securities.

For the years ended December 31, 2016 and December 31, 2015, the diluted weighted average number of Class A common shares outstanding is the same as the basic weighted average number of shares outstanding, including the RSU’s without service conditions. The diluted weighted average number of shares excludes the outstanding share-based incentive awards as these would have had an antidilutive effect. For the year ended December 31, 2014, the diluted weighted average number of shares includes the incremental effect of outstanding share-based incentive awards.

(In thousands, except share data)	Year ended December 31, 2016	Year ended December 31, 2015	Year ended December 31, 2014

Class A common shares
Basic weighted average number of common shares outstanding (B)	47,554,351	47,541,484	47,541,409
Weighted average number of RSU’s without service conditions (note 13) (B)	300,000	243,904	168,904
Dilutive effect of share-based incentive awards	—	—	113,423

Common shares and common share equivalents (F)	47,854,351	47,785,388	47,823,736

Class B common shares
Basic weighted average number of common shares outstanding (D)	7,405,956	7,405,956	7,405,956
Dilutive effect of share-based incentive awards	—	—	—

Common shares (H)	7,405,956	7,405,956	7,405,956

Basic Earnings per Share
Net (loss) income available to common shareholders	$(68,157)	$(31,937)	$4,996

Available to:
- Class A shareholders for period	$(68,157)	$(31,937)	$4,996
- Class A shareholders for arrears	—	—	—
- Class B shareholders for period	—	—	—
- allocate pro-rata between Class A and B	—	—	—

Net (loss) income available for Class A (A)	$(68,157)	$(31,937)	$4,996
Net (loss) income available for Class B (C)	—	—	—

Basic Earnings per share:
Class A (A/B)	$(1.42)	$(0.67)	$0.10
Class B (C/D)	—	—	—

Diluted Earnings per Share
Net (loss) income available to common shareholders	$(68,157)	$(31,937)	$4,996

Available to:
- Class A shareholders for period	$(68,157)	$(31,937)	$4,996
- Class A shareholders for arrears	—	—	—
- Class B shareholders for period	—	—	—
- allocate pro rata between Class A and B	—	—	—

Net (loss) income available for Class A (E)	$(68,157)	$(31,937)	$4,996
Net (loss) income available for Class B (G)	—	—	—

Diluted Earnings per share:
Class A (E/F)	$(1.42)	$(0.67)	$0.10
Class B (G/H)	—	—	—